Long-Term Debt and Financial Liabilities, Annual Financial Liabilities (Details)	Dec. 31, 2025 USD ($)
Financial Liabilities [Abstract]
2026	$ 1,668,050
2027	1,668,050
2028	1,672,620
2029	1,668,050
2030 and thereafter	7,305,150
Total long-term financial liabilities	$ 13,981,920